Fees Summary	Aug. 26, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 800,000,000.00
Previously Paid Amount	0.00
Total Fee Amount	122,480.00
Total Offset Amount	$ 0.00
Narrative Disclosure	The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering.
Net Fee	$ 122,480.00
Narrative - Max Aggregate Offering Price	$ 800,000,000.00
Final Prospectus	true